Business combinations - Summary of Business Combination (Detail) - EUR (€) € in Millions	Jan. 01, 2022	Dec. 14, 2021	Sep. 30, 2021	Apr. 30, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred			€ 122.8
Wiggle Group
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		€ 9.5
Right-of-use-assets		24.8
Identifiable intangible assets		202.0
Inventories		78.0
Trade receivables		0.7
Other current financial asset		2.4
Other current assets		11.2
Cash and cash equivalents		45.8
Non-current provisions		(3.1)
Non-current financial liabilities		(98.0)
Deferred tax liabilities		(28.5)
Trade payables		(41.2)
Other current financial liabilities		(2.0)
Other current liabilities		(69.6)
Contract liabilities		(1.7)
Total identifiable net assets acquired		130.3
Consideration transferred		510.8
Goodwill		380.4
Wiggle Group | CGU Group Internetstores
Disclosure of detailed information about business combination [line items]
Goodwill		€ 61.2
Tennis Express
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	€ 0.1
Right-of-use-assets	0.2
Identifiable intangible assets	7.1
Inventories	9.1
Trade receivables	0.1
Other current assets	1.4
Cash and cash equivalents	0.6
Deferred tax liabilities	(1.8)
Tax liabilities	(1.1)
Trade payables	(3.2)
Other current liabilities	(2.6)
Total identifiable net assets acquired	9.9
Consideration transferred	31.3
Goodwill	€ 21.4
Midwest Sports Supply LLC.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				€ 0.1
Right-of-use-assets				0.6
Identifiable intangible assets				1.7
Other non-current assets				0.3
Inventories				4.9
Trade receivables				0.1
Other current assets				0.1
Cash and cash equivalents				0.2
Non-current provisions				(0.5)
Tax liabilities				(0.7)
Trade payables				(3.2)
Other current liabilities				(1.4)
Total identifiable net assets acquired				2.2
Consideration transferred				13.2
Goodwill				€ 11.0